Employee Benefit Obligations - Summary of Expected Flow for Benefits for Next Five Years (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 CLP ($)
Less Than One Year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 5,558,032
One to Two Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	4,970,959
Two to Three Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	4,203,682
Three to Four Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	5,105,974
Four to Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	4,917,461
More Than Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 22,844,851